Restructuring Costs, Net - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	May. 31, 2015 USD ($) Employees	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Asset impairment charges		$ 400	$ 300	$ 740	$ 250
Gain on sale of equipment			100		200
Severance costs		100		1,400
Restructuring reserves		3,600	500	3,600	500	$ 200	$ 1,400
China [Member]
Restructuring Cost and Reserve [Line Items]
Residual closing costs					100
Involuntary Employee Terminations [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs					700
Severance Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserves		3,600	500	3,600	500	$ 200	$ 1,400
Severance Costs [Member] | Accrued expenses and other current liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserves		2,800		2,800
Other [Member] | Other Noncurrent Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserves		800		800
Fuel Delivery [Member]
Restructuring Cost and Reserve [Line Items]
Expected number of employees to be impact by restructuring plan | Employees	240
Total cost expected from restructuring plan	$ 7,500
Estimated termination benefits	2,800
Estimated equipment relocation and reinstallation costs, training, project management and other execution costs	4,100
Estimated employee retention costs	$ 600
Accrued termination benefits costs		1,000		1,500
Employee retention costs		200	100	400	100
Equipment relocation and facility closing, integration and execution costs		100	100	200	300
Severance costs					800
Professional costs					1,100
Plan execution costs			100		700
Filtration [Member]
Restructuring Cost and Reserve [Line Items]
Equipment relocation and facility closing, integration and execution costs		500	$ 5,300	4,800	8,000
Asset impairment charges		$ 400		$ 700	300
Termination benefit costs					1,800
Gain on sale of equipment					100
Manufacturing footprints optimization costs					$ 500